ACQUISITIONS - AccorHotels (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)
Acquisitions
Issuance of ordinary shares for acquisition of AccorHotels (Note 3)					¥ 1,144
Net revenues		$ 1,464	¥ 10,063	¥ 8,229	6,573
Net income		104	¥ 716	1,228	782
Fair values of assets acquired and liabilities assumed:
Goodwill		$ 383		¥ 2,265	172	¥ 2,630	¥ 109
AAPC LUB
Acquisitions
Noncontrolling interest (as a percent)	28.00%
Accor
Acquisitions
Percentage of ownership interest acquired	100.00%
Issuance of ordinary shares for acquisition of AccorHotels (Note 3)	¥ 1,144
Cash consideration	¥ 120
Number of shares issued as share consideration | shares	24,895,543
Net revenues					153
Net income					64
Fair values of assets acquired and liabilities assumed:
Current assets					207
Property and equipment					311
Long-term investments					418
Goodwill					63
Other noncurrent assets					2
Current liabilities					(39)
Deferred tax liabilities					(43)
Total					¥ 1,264
Accor | Minimum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment					5 years
Accor | Maximum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment					30 years
Accor | Master brand agreement
Fair values of assets acquired and liabilities assumed:
Intangible assets					¥ 192
Accor | Favorable lease agreements
Fair values of assets acquired and liabilities assumed:
Intangible assets					3
Accor | Land use rights
Fair values of assets acquired and liabilities assumed:
Intangible assets					¥ 150